Investment Objectives and Goals	Feb. 26, 2026
Miller Convertible Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — MILLER CONVERTIBLE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Miller Intermediate Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Miller Market Neutral Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — MILLER MARKET NEUTRAL INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets and consistent with stability of principal. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.